Loans and allowance for credit losses (Tables)	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Disclosure of allowance for credit losses
Allowance for credit losses

	For the three months ended
	July 31, 2022					July 31, 2021
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$388	$51	$(7)	$(3)	$429	$495	$(40)	$(6)	$–	$449
Personal	943	107	(60)	–	990	1,275	(33)	(57)	(2)	1,183
Credit cards	795	128	(89)	1	835	1,135	(94)	(80)	1	962
Small business	179	10	(5)	3	187	189	(1)	(5)	(2)	181
Wholesale	1,541	63	(39)	(25)	1,540	2,311	(273)	(16)	3	2,025
Customers’ liability under acceptances	41	(12)	–	1	30	120	(51)	–	(2)	67
	$3,887	$347	$(200)	$(23)	$4,011	$5,525	$(492)	$(164)	$(2)	$4,867
Presented as:
Allowance for loan losses	$3,566				$3,667	$5,146				$4,588
Other liabilities – Provisions	275				309	227				203
Customers’ liability under acceptances	41				30	120				67
Other components of equity	5				5	32				9

	For the nine months ended
	July 31, 2022					July 31, 2021
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$416	$29	$(19)	$3	$429	$518	$(23)	$(20)	$(26)	$449
Personal	1,079	86	(172)	(3)	990	1,309	78	(195)	(9)	1,183
Credit cards	875	201	(243)	2	835	1,246	(52)	(230)	(2)	962
Small business	177	18	(15)	7	187	140	8	(15)	48	181
Wholesale	1,797	(171)	(60)	(26)	1,540	2,795	(427)	(138)	(205)	2,025
Customers’ liability under acceptances	75	(46)	–	1	30	107	(38)	–	(2)	67
	$4,419	$117	$(509)	$(16)	$4,011	$6,115	$(454)	$(598)	$(196)	$4,867
Presented as:
Allowance for loan losses	$4,089				$3,667	$5,639				$4,588
Other liabilities – Provisions	241				309	363				203
Customers’ liability under acceptances	75				30	107				67
Other components of equity	14				5	6				9

Summary of allowance for credit losses by stage, for each major product category
Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	July 31, 2022				July 31, 2021
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$184	$71	$133	$388	$192	$148	$155	$495
Provision for credit losses
Model changes	–	–	–	–	(6)	(5)	–	(11)
Transfers to stage 1	22	(17)	(5)	–	41	(36)	(5)	–
Transfers to stage 2	(2)	3	(1)	–	(2)	3	(1)	–
Transfers to stage 3	–	(5)	5	–	(1)	(11)	12	–
Originations	55	–	–	55	31	–	–	31
Maturities	(6)	(1)	–	(7)	(7)	(3)	–	(10)
Changes in risk, parameters and exposures	(21)	21	3	3	(64)	9	5	(50)
Write–offs	–	–	(9)	(9)	–	–	(9)	(9)
Recoveries	–	–	2	2	–	–	3	3
Exchange rate and other	(2)	–	(1)	(3)	2	2	(4)	–
Balance at end of period	$230	$72	$127	$429	$186	$107	$156	$449

Personal
Balance at beginning of period	$310	$550	$83	$943	$491	$680	$104	$1,275
Provision for credit losses
Model changes	–	–	–	–	(1)	–	–	(1)
Transfers to stage 1	132	(131)	(1)	–	204	(202)	(2)	–
Transfers to stage 2	(30)	30	–	–	(19)	19	–	–
Transfers to stage 3	–	(12)	12	–	(1)	(13)	14	–
Originations	30	–	–	30	35	–	–	35
Maturities	(16)	(24)	–	(40)	(22)	(34)	–	(56)
Changes in risk, parameters and exposures	(133)	200	50	117	(195)	151	33	(11)
Write–offs	–	–	(94)	(94)	–	–	(95)	(95)
Recoveries	–	–	34	34	–	–	38	38
Exchange rate and other	–	–	–	–	–	–	(2)	(2)
Balance at end of period	$293	$613	$84	$990	$492	$601	$90	$1,183

Credit cards
Balance at beginning of period	$169	$626	$–	$795	$326	$809	$–	$1,135
Provision for credit losses
Transfers to stage 1	99	(99)	–	–	197	(197)	–	–
Transfers to stage 2	(21)	21	–	–	(22)	22	–	–
Transfers to stage 3	(1)	(87)	88	–	(1)	(94)	95	–
Originations	1	–	–	1	1	–	–	1
Maturities	(1)	(8)	–	(9)	(1)	(9)	–	(10)
Changes in risk, parameters and exposures	(71)	207	–	136	(220)	151	(16)	(85)
Write–offs	–	–	(132)	(132)	–	–	(123)	(123)
Recoveries	–	–	43	43	–	–	43	43
Exchange rate and other	–	–	1	1	(1)	1	1	1
Balance at end of period	$175	$660	$–	$835	$279	$683	$–	$962

Small business
Balance at beginning of period	$77	$66	$36	$179	$81	$71	$37	$189
Provision for credit losses
Model changes	–	–	–	–	3	1	–	4
Transfers to stage 1	9	(9)	–	–	10	(10)	–	–
Transfers to stage 2	(4)	4	–	–	(1)	1	–	–
Transfers to stage 3	(1)	–	1	–	–	(1)	1	–
Originations	8	–	–	8	11	–	–	11
Maturities	(6)	(7)	–	(13)	(5)	(11)	–	(16)
Changes in risk, parameters and exposures	(8)	12	11	15	(8)	5	3	–
Write–offs	–	–	(7)	(7)	–	–	(7)	(7)
Recoveries	–	–	2	2	–	–	2	2
Exchange rate and other	3	3	(3)	3	–	–	(2)	(2)
Balance at end of period	$78	$69	$40	$187	$91	$56	$34	$181

Wholesale
Balance at beginning of period	$483	$590	$468	$1,541	$764	$1,024	$523	$2,311
Provision for credit losses
Model changes	–	–	–	–	1	24	–	25
Transfers to stage 1	66	(66)	–	–	194	(193)	(1)	–
Transfers to stage 2	(14)	15	(1)	–	(20)	21	(1)	–
Transfers to stage 3	–	(21)	21	–	(2)	(17)	19	–
Originations	165	–	–	165	129	–	–	129
Maturities	(103)	(68)	–	(171)	(116)	(129)	–	(245)
Changes in risk, parameters and exposures	(48)	130	(13)	69	(346)	174	(10)	(182)
Write–offs	–	–	(48)	(48)	–	–	(34)	(34)
Recoveries	–	–	9	9	–	–	18	18
Exchange rate and other	(5)	(5)	(15)	(25)	6	9	(12)	3
Balance at end of period	$544	$575	$421	$1,540	$610	$913	$502	$2,025

	For the nine months ended
	July 31, 2022				July 31, 2021
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$186	$92	$138	$416	$206	$160	$152	$518
Provision for credit losses
Model changes	–	–	–	–	(6)	(5)	–	(11)
Transfers to stage 1	82	(67)	(15)	–	161	(146)	(15)	–
Transfers to stage 2	(8)	10	(2)	–	(12)	15	(3)	–
Transfers to stage 3	(1)	(20)	21	–	(2)	(38)	40	–
Originations	114	–	–	114	84	–	–	84
Maturities	(18)	(5)	–	(23)	(23)	(21)	–	(44)
Changes in risk, parameters and exposures	(125)	60	3	(62)	(220)	150	18	(52)
Write-offs	–	–	(29)	(29)	–	–	(28)	(28)
Recoveries	–	–	10	10	–	–	8	8
Exchange rate and other	–	2	1	3	(2)	(8)	(16)	(26)
Balance at end of period	$230	$72	$127	$429	$186	$107	$156	$449

Personal
Balance at beginning of period	$422	$569	$88	$1,079	$480	$733	$96	$1,309
Provision for credit losses
Model changes	–	–	–	–	(1)	–	–	(1)
Transfers to stage 1	459	(457)	(2)	–	546	(542)	(4)	–
Transfers to stage 2	(91)	91	–	–	(71)	71	–	–
Transfers to stage 3	(1)	(37)	38	–	(2)	(45)	47	–
Originations	78	–	–	78	96	–	–	96
Maturities	(54)	(74)	–	(128)	(69)	(103)	–	(172)
Changes in risk, parameters and exposures	(520)	521	135	136	(485)	489	151	155
Write-offs	–	–	(269)	(269)	–	–	(301)	(301)
Recoveries	–	–	97	97	–	–	106	106
Exchange rate and other	–	–	(3)	(3)	(2)	(2)	(5)	(9)
Balance at end of period	$293	$613	$84	$990	$492	$601	$90	$1,183

Credit cards
Balance at beginning of period	$233	$642	$–	$875	$364	$882	$–	$1,246
Provision for credit losses
Transfers to stage 1	374	(374)	–	–	575	(575)	–	–
Transfers to stage 2	(72)	72	–	–	(80)	80	–	–
Transfers to stage 3	(2)	(238)	240	–	(3)	(230)	233	–
Originations	7	–	–	7	4	–	–	4
Maturities	(4)	(22)	–	(26)	(5)	(24)	–	(29)
Changes in risk, parameters and exposures	(362)	580	2	220	(574)	550	(3)	(27)
Write-offs	–	–	(370)	(370)	–	–	(350)	(350)
Recoveries	–	–	127	127	–	–	120	120
Exchange rate and other	1	–	1	2	(2)	–	–	(2)
Balance at end of period	$175	$660	$–	$835	$279	$683	$–	$962

Small business
Balance at beginning of period	$88	$55	$34	$177	$78	$29	$33	$140
Provision for credit losses
Model changes	–	–	–	–	3	1	–	4
Transfers to stage 1	18	(18)	–	–	49	(49)	–	–
Transfers to stage 2	(12)	12	–	–	(7)	7	–	–
Transfers to stage 3	(1)	(2)	3	–	–	(2)	2	–
Originations	25	–	–	25	28	–	–	28
Maturities	(17)	(19)	–	(36)	(16)	(17)	–	(33)
Changes in risk, parameters and exposures	(31)	36	24	29	(67)	57	19	9
Write-offs	–	–	(22)	(22)	–	–	(21)	(21)
Recoveries	–	–	7	7	–	–	6	6
Exchange rate and other	8	5	(6)	7	23	30	(5)	48
Balance at end of period	$78	$69	$40	$187	$91	$56	$34	$181

Wholesale
Balance at beginning of period	$566	$794	$437	$1,797	$995	$1,132	$668	$2,795
Provision for credit losses
Model changes	–	–	–	–	1	24	–	25
Transfers to stage 1	334	(331)	(3)	–	449	(445)	(4)	–
Transfers to stage 2	(55)	56	(1)	–	(107)	134	(27)	–
Transfers to stage 3	(2)	(48)	50	–	(4)	(54)	58	–
Originations	448	–	–	448	489	–	–	489
Maturities	(301)	(259)	–	(560)	(414)	(403)	–	(817)
Changes in risk, parameters and exposures	(444)	354	31	(59)	(747)	594	29	(124)
Write-offs	–	–	(97)	(97)	–	–	(183)	(183)
Recoveries	–	–	37	37	–	–	45	45
Exchange rate and other	(2)	9	(33)	(26)	(52)	(69)	(84)	(205)
Balance at end of period	$544	$575	$421	$1,540	$610	$913	$502	$2,025

Credit risk exposure by internal risk rating
Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2021 Annual Report
.

	As at
	July 31, 2022				October 31, 2021
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total

Retail
Loans outstanding – Residential mortgages
Low risk	$334,597	$3,839	$–	$338,436	$310,334	$1,507	$–	$311,841
Medium risk	14,160	2,602	–	16,762	15,152	2,051	–	17,203
High risk	1,141	2,748	–	3,889	3,343	634	–	3,977
Not rated (1)	49,248	972	–	50,220	45,512	913	–	46,425
Impaired	–	–	537	537	–	–	645	645
	399,146	10,161	537	409,844	374,341	5,105	645	380,091
Items not subject to impairment (2)				340				241
Total				$410,184				$380,332

Loans outstanding – Personal
Low risk	$73,815	$1,985	$–	$75,800	$72,267	$698	$–	$72,965
Medium risk	5,144	3,992	–	9,136	4,974	4,551	–	9,525
High risk	346	1,418	–	1,764	687	1,045	–	1,732
Not rated (1)	9,338	89	–	9,427	8,934	88	–	9,022
Impaired	–	–	176	176	–	–	197	197
Total	$88,643	$7,484	$176	$96,303	$86,862	$6,382	$197	$93,441

Loans outstanding – Credit cards
Low risk	$14,484	$57	$–	$14,541	$12,864	$24	$–	$12,888
Medium risk	1,362	1,789	–	3,151	1,646	1,645	–	3,291
High risk	41	1,096	–	1,137	136	937	–	1,073
Not rated (1)	636	34	–	670	527	43	–	570
Total	$16,523	$2,976	$–	$19,499	$15,173	$2,649	$–	$17,822

Loans outstanding – Small business
Low risk	$8,755	$484	$–	$9,239	$8,609	$274	$–	$8,883
Medium risk	1,468	1,124	–	2,592	1,583	979	–	2,562
High risk	126	319	–	445	227	218	–	445
Not rated (1)	9	–	–	9	4	–	–	4
Impaired	–	–	118	118	–	–	109	109
Total	$10,358	$1,927	$118	$12,403	$10,423	$1,471	$109	$12,003

Undrawn loan commitments – Retail
Low risk	$243,614	$1,479	$–	$245,093	$229,516	$574	$–	$230,090
Medium risk	8,771	200	–	8,971	9,475	133	–	9,608
High risk	882	326	–	1,208	1,205	97	–	1,302
Not rated (1)	5,608	108	–	5,716	4,854	90	–	4,944
Total	$258,875	$2,113	$–	$260,988	$245,050	$894	$–	$245,944

Wholesale – Loans outstanding
Investment grade	$82,191	$225	$–	$82,416	$62,975	$226	$–	$63,201
Non-investment grade	142,007	13,830	–	155,837	117,396	15,146	–	132,542
Not rated (1)	10,916	312	–	11,228	9,339	430	–	9,769
Impaired	–	–	1,228	1,228	–	–	1,357	1,357
	235,114	14,367	1,228	250,709	189,710	15,802	1,357	206,869
Items not subject to impairment (2)				10,883				11,197
Total				$261,592				$218,066

Undrawn loan commitments – Wholesale
Investment grade	$267,452	$404	$–	$267,856	$246,539	$1,122	$–	$247,661
Non-investment grade	121,896	9,514	–	131,410	108,063	12,377	–	120,440
Not rated (1)	3,845	–	–	3,845	3,476	1	–	3,477
Total	$393,193	$9,918	$–	$403,111	$358,078	$13,500	$–	$371,578

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Disclosure of loans past due but not impaired

Loans past due but not impaired
(1), (2)

	As at
	July 31, 2022			October 31, 2021
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total

Retail	$1,248	$150	$1,398	$1,105	$137	$1,242
Wholesale	1,857	12	1,869	1,230	–	1,230
	$3,105	$162	$3,267	$2,335	$137	$2,472

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)
Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.